Equity Incentive Plan (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
The Company recorded the following compensation expense related to its share-based compensation awards (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Sales and marketing	$—	$—	$130	$2
Research and development	—	—	—	3
General and administrative	52	—	169	—
Total share-based compensation expense	$52	$—	$299	$5